Business Combination (Details) - schedule of transaction costs related to Business Combination and PIPE financing $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Transaction Costs Related To Business Combination And Pipe Financing Abstract
Proceeds from issuance of Class A Common Stock in the Business Combination	$ 229,583
Transaction costs paid in connection with the Business Combination	(23,148)
Net proceeds from issuance of Class A Common Stock in the Business Combination	206,435
Net assets acquired and liabilities assumed in the Business Combination, exclusive of cash and accrued transaction costs	(3,421)
Obligation to issue registered shares of Class A Common Stock for transaction services	(32,900)
Net assets and liabilities acquired in the Business Combination	170,114
Proceeds from issuance of Class A Common Stock in the PIPE Financing	761,400
Transaction costs paid in connection with the issuance of Class A Common Stock in the PIPE Financing	(61,130)
Reclassification of deferred transaction costs paid in prior periods against proceeds received in the Business Combination	(7,865)
Net proceeds from issuance of Class A Common Stock in the PIPE Financing	692,405
Transaction costs paid in connection with the Business Combination	(23,148)
Transaction costs paid in connection with the PIPE Financing	(61,130)
Reclassification of deferred transaction costs paid in prior periods against proceeds received in the Business Combination	(7,865)
Obligation to issue registered shares of Class A Common Stock for transaction services	(32,900)
Total transaction costs in connection with the Business Combination and the PIPE Financing	$ (125,043)